Fair Value Measurements - Schedule of Fair Value of Hierarchy of Valuation Inputs (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Level 1 [Member]
Schedule of Fair Value of Hierarchy of Valuation Inputs [Line Items]
Marketable securities and cash held in Trust Account	$ 42,874,392	$ 171,405,977